OTHER PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PAYABLE AND ACCRUED EXPENSES
Schedule of Other Payable and Accrued Expenses

Other payable and accrued expenses consisted of the following:

	As of December 31,
	2020	2019
Accrued payroll	$25,246	$21,751
Other tax payable	—	49,333
Other payable	69,831	203,862
Total	$95,077	$274,946